Note 10 - Financial Instruments (Details Textual)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Long-term Debt, Fair Value	$ 61,400,000
Difference Between Fair Value and Carrying Value	1,500,000
Long-term Debt	$ 62,918,757
Interest Rate Swap [Member]
Derivative, Number of Instruments Held	1	1
Derivative, Notional Amount	$ 10,000,000	$ 10,000,000